BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock California Municipal Opportunities Fund

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 18, 2022 to each Fund’s

Summary Prospectuses and Prospectuses, each dated September 28, 2021

This supplement replaces the supplement to each Fund’s Summary Prospectuses and Prospectuses dated September 30, 2021.

Effective October 1, 2021, the following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of BlackRock California Municipal Opportunities Fund’s Summary Prospectuses entitled “Key Facts About BlackRock California Municipal Opportunities Fund — Performance Information” and the section of BlackRock California Municipal Opportunities Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock California Municipal Opportunities Fund — Performance Information” are supplemented as follows:

The Fund has changed the benchmarks against which it measures its performance from the S&P® California Municipal Bond Index and the S&P® Municipal Bond Index to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 85% Bloomberg Municipal Bond: CALIFORNIA Exempt Total Return Index Unhedged USD/10% CALIFORNIA Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index CALIFORNIA Taxable Bonds Total Return Index Value (the “California Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond Index and the California Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a benchmark that is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The California Customized Reference Benchmark is a market value-weighted index, that is structured so that 85% of the market value measures the performance of the California tax-exempt investment grade U.S. municipal bond market, 10% of the market value is either not rated or are rated below investment grade and 5% of the market value is taxable.

For the one-, five- and ten-year periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year period ended December 31, 2020, the average annual total return for the California Customized Reference Benchmark was 5.55%.

The section of BlackRock New Jersey Municipal Bond Fund’s Summary Prospectuses entitled “Key Facts About BlackRock New Jersey Municipal Bond Fund — Performance Information” and the section of BlackRock New Jersey Municipal Bond Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock New Jersey Municipal Bond Fund — Performance Information” are supplemented as follows:

The Fund has changed the benchmarks against which it measures its performance from the S&P® Municipal Bond Index and the Custom New Jersey Index (a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013) to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 90% Bloomberg Municipal Bond: NEW JERSEY Exempt Total Return Index Unhedged USD/10% NEW JERSEY Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (the “New Jersey Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond

Index and the New Jersey Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a benchmark that is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The New Jersey Customized Reference Benchmark is a market value-weighted index, that is structured so that 90% of the market value measures the performance of the New Jersey tax-exempt investment grade U.S. municipal bond market and 10% of the market value is either not rated or rated below investment grade. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax.

For the one-, five- and ten-year periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year period ended December 31, 2020, the average annual total return for the New Jersey Customized Reference Benchmark was 5.46%.

The section of BlackRock Pennsylvania Municipal Bond Fund’s Summary Prospectuses entitled “Key Facts BlackRock Pennsylvania Municipal Bond Fund — Performance Information” and the section of BlackRock Pennsylvania Municipal Bond Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Pennsylvania Municipal Bond Fund — Performance Information” are supplemented as follows:

The Fund has changed the benchmarks against which it measures its performance from the S&P® Municipal Bond Index and the Custom Pennsylvania Index (a customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013) to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 90% Bloomberg PENNSYLVANIA Total Return Index Unhedged USD/10% PENNSYLVANIA Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (the “Pennsylvania Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond Index and the Pennsylvania Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a benchmark that is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Pennsylvania Customized Reference Benchmark is a market value-weighted index, that is structured so that 90% of the market value measures the performance of the Pennsylvania tax-exempt investment grade U.S. municipal bond market and 10% of the market value is either not rated or rated below investment grade. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax.

For the one-, five- and ten-year periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year period ended December 31, 2020, the average annual total return for the Pennsylvania Customized Reference Benchmark was 5.08%.

Shareholders should retain this Supplement for future reference.

PR2-STATE-0222SUP